Commitments and Contingencies (Tables)	12 Months Ended
May 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Payments under Non-Cancelable Operating Leases

The Group has certain operation-leases for offices, classroom and warehouse facilities. The terms of substantially all of these leases are ten years or less. Future minimum lease payments under non-cancelable operating leases as of May 31, 2018 were as follows:

US$
Years ending May 31:
2019	296,575
2020	271,387
2021	225,424
2022	176,188
2023	123,444
Thereafter	164,444

Total	1,257,462

Future Minimum Capital Commitments under Non-Cancelable Construction and Investments

As of May 31, 2018, the future minimum capital commitments were as follows:

US$
Capital commitment for the purchase of property and equipment	2,112
Capital commitment for leasehold improvements	29,875

31,987